Taxes On Income (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Tax loss carryforwards (in Israel)	$ 3,885	$ 4,071
Tax loss carryforwards (outside Israel)	485	484
Severance benefits	17	16
Provision for vacation pay	363	315
Allowance for doubtful accounts	24	23
Total gross deferred tax assets	4,774	4,909
Less valuation allowance	(4,052)	(4,200)
Net deferred tax assets	722	709
Fixed assets - differences in depreciation	(722)	(709)
Total gross deferred tax liabilities	(722)	(709)
Net deferred tax assets